Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 8 - Income Taxes

The Company maintains deferred tax assets that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. These deferred tax assets include net operating loss carryforwards, deferred revenue and stock-based compensation. In assessing the potential realization of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers projected future taxable income and planning strategies in making this assessment. Based on the level of historical operating results and projections for the taxable income for the future, the Company has determined that it is more likely than not that the deferred tax assets will not be realized. Accordingly, the Company has recorded a valuation allowance to reduce deferred tax assets to zero. There can be no assurance that the Company will ever be able to realize the benefit of some or all of the federal and state loss carryforwards, either due to ongoing operating losses or due to ownership changes, which limit the usefulness of the loss carryforwards.

The Company has determined that during 2010 it experienced a “change of ownership” as defined by Section 382 of the Internal Revenue Code.  As such, utilization of net operating loss carryforwards and credits generated before the 2010 change in ownership will be limited to approximately $207,000 per year until such carryforwards are fully utilized.  The pre change net operating loss carryforward was approximately $7,000,000.

For the years ended December 30, 2012 and 2011 the provisions for income taxes were as follows:

	2012	2011
Federal – current	$-	$-
State – current	-	3,000
Total	$-	$3,000

Under ASC 740, deferred income tax assets and liabilities reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of our net deferred tax assets and liabilities as of December 30, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets (liabilities):
Net operating loss carryforwards	$4,681,000	$3,814,000
Deferred revenue	-	16,000
Stock based compensation	940,000	613,000
Accrued compensation	70,000	48,000
	634,000	600,000
Depreciation and amortization	4,816,000	4,691,000
Other	12,000	9,000
Total deferred tax assets	11,153,000	9,791,000
Valuation allowance for net deferred tax assets	(11,153,000)	(9,791,000)
Total	$-	$-

The Company has provided a valuation allowance against deferred tax assets recorded as of December 31, 2012 and 2011 due to uncertainties regarding the realization of such assets.

The net change in the total valuation allowance for the year ended December 31, 2012 was an increase of approximately $1,362,000.  The net change in the total valuation allowance for the year ended December 31, 2011 was an increase of approximately $6,714,000.  In assessing the possible realization of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible.  The Company considers projected future taxable income and planning strategies in making this assessment.  Based on the level of historical operating results and projections for the taxable income for the future, the Company has determined that it is more likely than not that the deferred tax assets will not be realized.  Accordingly, the Company has recorded a valuation allowance to reduce deferred tax assets to zero.  There can be no assurance that the Company will ever be able to realize the benefit of some or all of the federal and state loss carryforwards, either due to ongoing operating losses or due to ownership changes, which limit the usefulness of the loss carryforwards.

As of December 31, 2012, the Company has available net operating loss carryforwards of approximately $14,700,000 for federal income tax purposes, which will start to expire in 2026.  The net operating loss carryforwards for state purposes are approximately $14,700,000 and will start to expire in 2016.

The difference between the provision for income taxes and income taxes computed using the U.S. federal income tax rate for the years ended December 31, 2012 and 2011 was as follows:

	2012	2011
Computed expected tax expense	$(2,495,000)	$(5,885,000)
State taxes, net of federal benefit	(155,000)	(1,006,000)
Other	1,288,000	180,000
Change in valuation allowance	1,362,000	6,714,000
	$-	$3,000

The Company has determined that during 2010 it experienced a “change of ownership” as defined by Section 382 of the Internal Revenue Code.  As such, utilization of net operating loss carryforwards and credits generated before the 2010 change in ownership will be limited to approximately $207,000 per year until such carryforwards are fully utilized.  The pre change net operating loss carryforward was approximately $7,000,000.

The Company files income tax returns in the U.S. federal jurisdiction and California.  Because the Company is carrying forward federal and state net operating losses from 2006, the Company is subject to U.S. federal and state income tax examinations by tax authorities for all years since 2006.  The Company does not have a liability for any uncertain tax positions. As of December 31, 2012, no accrued interest or penalties are recorded in the financial statements.